Document and Entity Information	12 Months Ended
Jul. 31, 2013
Document And Entity Information
Entity Registrant Name	Viosolar Inc.
Entity Central Index Key	0001302401
Document Type	20-F
Document Period End Date	Jul. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	31,804,189
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013